SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

Modifications to the electricity regulatory framework

In line with the objective of ensuring free contracting in the MAT established by Law No. 27,742, on January 28, 2025, SE Resolution No. 21/25 was published establishing different modifications regulating dispatch and operation at the WEM’s MAT. The main modifications include:

- Generators, self-generators and co-generators of conventional thermal, hydraulic and nuclear sources commissioned as from January 1, 2025 are exempted from the suspension of contracting within the MAT;

- The presentation or renewal of Energy Plus contracts is limited until October 31, 2025, after the expiration of such contracts the Energy Plus market will no longer be in effect;

- The dispatch scheme set by SE Resolution No. 354/20 is abrogated, effective as from February 1, 2025, and no alternative dispatch scheme is established contemplating the obligations under ENARSA’s supply contract with Bolivia and contracts within the GasAr Plan’s framework;

-As from March 1, 2025, the recognition of fuel costs is authorized according to reference prices and the values declared and accepted in the Production Cost Statement plus freight, natural gas transportation and distribution costs, and taxes and fees.

- CAMMESA will continue centralizing fuel supply for contracts entered into under specific schemes (SE Resolutions No. 220/07, No. 21/16 and No. 287/17);

- Generators remunerated under the spot regime may manage their own fuel supply, with CAMMESA remaining as the supplier of last resort; and

- New values for the cost of non-supplied energy are established as from February 1, 2025, with the following tiers: (i) US$ 350 /MWh until 5%; (ii) US$ 750 /MWh until 10%; and (iii) US$ 1,500 /MWh for more than 10%.

Additionally, the SE sent Note NO-2025-09628437-APN-SE#MEC to CAMMESA, making several considerations on the WEM’s condition and instructing CAMMESA to publish a proposal of guidelines for a progressive WEM adjustment contemplating several changes in its structure and generation remuneration schemes.

CAMMESA published the proposal and will receive comments from the WEM Agents’ Associations over a 30-day period to prepare reports contemplating the measurement of the modifications requested to the SE. Based on these reports, the SE will issue transitory rules for the WEM’s adjustment.

As of the date of issuance of these Consolidated Financial Statements, the Company is evaluating changes based on the SE’s reports published by CAMMESA.